Shareholders' Equity - Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income	$ 63	$ 80
Other comprehensive income (loss), net of tax
Cumulative foreign currency translation adjustments	(5)	(16)	63
Gain (loss) on derivatives, net	(9)	(18)	48
Gain (loss) on investments, net	(1)	(24)	11
Pension liability adjustments	(1)	0	5
Other comprehensive income (loss)	(16)	(58)	127
Attributable to Micron [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Cumulative foreign currency translation adjustments	44	49
Gain (loss) on derivatives, net	21	31
Gain (loss) on investments, net	0	1
Pension liability adjustments	(2)	(1)
Accumulated other comprehensive income	63	80
Other comprehensive income (loss), net of tax
Cumulative foreign currency translation adjustments	(5)
Gain (loss) on derivatives, net	(10)
Gain (loss) on investments, net	(1)
Pension liability adjustments	(1)
Other comprehensive income (loss)	$ (17)	$ (52)	$ 121